Note 5 - Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Professional Fees	$ 357,404	$ 326,077
DRH Stockholder [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Due to Related Parties	250,000
Affiliate Acquisition [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Periodic Payment	157,000
Notes Payable	$ 0	$ 2,300,000